Segment Reporting	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Segment Reporting
NOTE 4. SEGMENT REPORTING
Identification of reportable operating segments
Operating segments are reported in a manner consistent with internal reports which are reviewed and used by Management and the Board of Directors (who is identified as the Chief Operating Decision Makers (‘CODM’)). The Group operates in one operating segment, being Immunotherapy.

Operating segment information June 30, 2026	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	14,556,923	—	14,556,923
Other income
Research material sales	38,607	—	38,607
Grant income	5,338,572	—	5,338,572
Miscellaneous income	—	—	—
Net gain on foreign exchange	—	1,229,851	1,229,851
Interest income	—	3,005,047	3,005,047

Total revenue and other income	19,934,102	4,234,898	24,169,000

Result
Segment Result	(81,592,146)	2,287,583	(79,304,563)
Profit/(loss) before income tax expense	(81,592,146)	2,287,583	(79,304,563)
Income tax expense	—	—	—
Loss after income tax expense			(79,304,563)

Total segment assets	83,267,229	—	83,267,229

Total segment liabilities	21,734,183	—	21,734,183

Operating segment information June 30, 2025	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	—	—	—
Other income
Research material sales	59,709	—	59,709
Grant income	4,974,823	—	4,974,823
Miscellaneous income	—	390	390
Net change on fair value movement	—	9,242	9,242
Interest income	—	5,287,209	5,287,209

Total revenue and other income	5,034,532	5,296,841	10,331,373

Result
Segment Result	(65,020,504)	3,586,339	(61,434,165)
Profit/(loss) before income tax expense	(65,020,504)	3,586,339	(61,434,165)
Income tax expense	—	—	—
Loss after income tax expense			(61,434,165)

Total segment assets	156,983,434	—	156,983,434

Total segment liabilities	13,348,071	—	13,348,071

Operating segment information June 30, 2024	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	—	—	—
Other income
Research material sales	119,089	—	119,089
Grant income	3,722,788	—	3,722,788
Net gain on foreign exchange	—	113,458	113,458
Interest income	—	3,882,757	3,882,757

Total revenue and other income	3,841,877	3,996,215	7,838,092

Result
Segment Result	(46,556,929)	3,840,304	(42,716,625)
Profit/(loss) before income tax expense	(46,556,929)	3,840,304	(42,716,625)
Income tax expense	—	—	—
Loss after income tax expense			(42,716,625)

Total segment assets	201,579,281	—	201,579,281

Total segment liabilities	12,057,539	—	12,057,539